Other operating expenses - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Operating Expense [Table]
Contributions to the Single Resolution Fund	€ 308	€ 277	€ 239
Increase in local bank taxes	107
Local bank taxes	522	414	420
Impairment losses		230
Addition/(unused amounts reversed) of other provisions	254	39	29
Project Maggie [Member]
Disclosure Of Other Operating Expense [Table]
Impairment of an intangible asset		141
Netherlands, Germany, Belgium, Poland, and Spain [Member]
Disclosure Of Other Operating Expense [Table]
Contributions to the Deposit Guarantee Schemes	€ 435	€ 413	€ 362